FAIR VALUE MEASUREMENTS (Schedule of Fair Value on a Recurring Basis) (Details) - USD ($)	Jun. 30, 2021	Feb. 16, 2021
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure [Abstract]
Investments, Fair Value Disclosure	$ 253,025,092	$ 253,000,000
Fair Value, Inputs, Level 3
Financial Liabilities Fair Value Disclosure [Abstract]
Private Placement Warrants	26,192,600	24,812,195
Public Warrants	$ 5,597,625	$ 5,252,879